CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Unaudited) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss)	$ 189	$ (357)	$ (1,723)	$ (50)	$ (227)
Other comprehensive income (loss):
Foreign currency translation adjustments	17	(41)	(19)	6	(34)
Net gain (loss) on pension and postretirement benefit plans	0	1	(11)	(11)	(44)
Reclassification from other comprehensive income (loss) to other (income) expense for amortization of actuarial net losses	0	1	13	11	5
Total other comprehensive income (loss) before income taxes	17	(39)	(17)	6	(74)
Total other comprehensive income (loss)	17	(39)	(23)	3	(63)
Total comprehensive income (loss)	206	(396)	(1,746)	(47)	(290)
Comprehensive (income) loss attributable to noncontrolling interests	1	1	9	(8)	2
Comprehensive income (loss) attributable to Hertz Global	207	(395)	(1,737)	(55)	(288)
The Hertz Corporation
Net income (loss)	189	(356)	(1,855)	(45)	(222)
Other comprehensive income (loss):
Foreign currency translation adjustments	17	(41)	(19)	6	(34)
Net gain (loss) on pension and postretirement benefit plans	0	1	(11)	(11)	(44)
Reclassification from other comprehensive income (loss) to other (income) expense for amortization of actuarial net losses	0	1	13	11	5
Total other comprehensive income (loss) before income taxes	17	(39)	(17)	6	(74)
Total other comprehensive income (loss)	17	(39)	(23)	3	(63)
Total comprehensive income (loss)	206	(395)	(1,878)	(42)	(285)
Comprehensive (income) loss attributable to noncontrolling interests	1	1	9	(8)	2
Comprehensive income (loss) attributable to Hertz Global	$ 207	$ (394)	$ (1,869)	$ (50)	$ (283)